The following table provides the percentage of total revenues attributable to a single customer from which 10 (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Revenues	$ 1,827,000	$ 1,095,000	$ 4,018,000	$ 4,308,000
Customer A [Member]
Product Information [Line Items]
Revenues	$ 300,000	$ 279,000	$ 563,000	$ 933,000
Customer A [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration Risk, Percentage	27.00%	25.00%	14.00%	22.00%
T U R N O N G R E E N I N C [Member]
Product Information [Line Items]
Revenue					10.00%
Revenues					$ 5,346,000	$ 5,416,000
T U R N O N G R E E N I N C [Member] | Customer A [Member]
Product Information [Line Items]
Revenues					$ 933,000	$ 883,000
T U R N O N G R E E N I N C [Member] | Customer A [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration Risk, Percentage					17.00%	16.00%
T U R N O N G R E E N I N C [Member] | Customer B [Member]
Product Information [Line Items]
Revenues					$ 628,000	$ 559,000
T U R N O N G R E E N I N C [Member] | Customer B [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration Risk, Percentage					12.00%	10.00%